2. Going Concern and Liquidity	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Liquidity
NOTE 2.	GOING CONCERN AND LIQUIDITY

As of December 31, 2020, and 2019, the Company had $334,969 and $1,547 cash on hand, respectively, and no revenue-producing business or other sources of income. Additionally, as of December 31, 2020, the Company had negative working capital totaling $17,081,639 and a retained earnings deficit of $77,331,820.

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Based on its current financial projections, the Company believes it does not have sufficient existing cash resources to fund its current limited operations.

It is the Company’s current intention to raise debt and/or equity financing to fund ongoing operating expenses. There is no assurance that these events will be satisfactorily completed or at terms acceptable to the Company. Any issuance of equity securities, if accomplished, could cause substantial dilution to existing stockholders. Any failure by the Company to successfully implement these plans would have a material adverse effect on its business, including the possible inability to continue operations.